BUSINESS COMBINATION (Details 1) - Metalgrafica Lguacu S. A [Member]	Mar. 31, 2022 shares
IfrsStatementLineItems [Line Items]
Discounted Cash Flow	59,353
Discounted residual value	33,973
Enterprise value	93,326
Indebtdness net	(109,133)
Non-operating assets/liabilities	16,070
Equity value	263